Condensed Consolidated Statements of Changes in Stockholders' Equity (unaudited) - USD ($) $ in Thousands	Total	IPO	IPO Convertible preferred stock	Total MIH Stockholders’ Equity	Total MIH Stockholders’ Equity IPO	Total MIH Stockholders’ Equity IPO Convertible preferred stock	Convertible Preferred Stock	Convertible Preferred Stock IPO Convertible preferred stock	Common Stock - Voting and Nonvoting	Common Stock - Voting and Nonvoting IPO	Common Stock - Voting and Nonvoting IPO Convertible preferred stock	Treasury Stock	Additional Paid-in Capital	Additional Paid-in Capital IPO	Accumulated Deficit	Accumulated other comprehensive income, net	Non-controlling interests	Adoption of ASU 2020-06	Adoption of ASU 2020-06 Total MIH Stockholders’ Equity	Adoption of ASU 2020-06 Additional Paid-in Capital	Adoption of ASU 2020-06 Accumulated Deficit
Beginning balance (in shares) at Dec. 31, 2021							411,049
Beginning balance at Dec. 31, 2021	$ (113,543)			$ (113,392)			$ 1		$ 45			$ 0	$ 591,721		$ (705,159)		$ (151)
Beginning balance (in shares) at Dec. 31, 2021									44,724,409
Beginning balance (in shares) at Dec. 31, 2021												0
Increase (Decrease) in Stockholders' Equity [Roll Forward]
Common stock reacquired in exchange for pre-funded warrant (in shares)									(55,931)
Common stock reacquired in exchange for pre-funded warrant	(1,382)			(1,382)									(1,382)
Issuance of common stock - warrant exercises (in shares)									1,295,657
Issuance of common stock - warrant exercises	5,491			5,491					$ 1				5,490
Employee & Director stock transactions (in shares)							327,653		89,667
Employee & Director stock transactions	4,080			4,080									4,080
Settlement of convertible loans in common stock (shares)									354,245
Settlement of convertible loans in common stock	3,542			3,542					$ 1				3,541
Settlement of interest payable in common stock (in shares)									53,274
Settlement of interest payable in common stock	740			740									740
Issuance of common stock for induced conversion of convertible loans, conversion of preferred shares in to common shares, and conversion of puttable common stock into non-puttable common stock (in shares)									401,232
Issuance of common stock for induced conversion of convertible loans and conversion of puttable common stock into non-puttable common stock	10,421			10,421									10,421
Equity rights program	2,972			2,972									2,972
Share based compensation (in shares)									338,573
Share based compensation	19,930			19,930									19,930
Net income (loss)	57,325			57,553											57,553		(228)
Ending balance (in shares) at Dec. 31, 2022							738,702
Ending balance at Dec. 31, 2022	(107)			272			$ 1		$ 47			$ 0	647,830		(647,606)		(379)
Ending balance (in shares) at Dec. 31, 2022									47,604,972
Ending balance (in shares) at Dec. 31, 2022												0
Increase (Decrease) in Stockholders' Equity [Roll Forward]
Common stock reacquired in exchange for pre-funded warrant (in shares)									(161,404)
Common stock reacquired in exchange for pre-funded warrant	(3,313)			(3,313)									(3,313)
Issuance of common stock - warrant exercises (in shares)									71,000
Issuance of common stock - warrant exercises	877			877									877
Issuance of common stock (in shares)									733,768
Issuance of common stock	14,705			14,705					$ 1				14,704
Employee & Director stock transactions (in shares)							8,157		145,392
Employee & Director stock transactions	855			855									855
Settlement of interest payable in common stock (in shares)									14,681
Settlement of interest payable in common stock	264			264									264
Issuance of common stock for induced conversion of convertible loans, conversion of preferred shares in to common shares, and conversion of puttable common stock into non-puttable common stock (in shares)									6,863,162
Issuance of common stock for induced conversion of convertible loans and conversion of puttable common stock into non-puttable common stock	137,268			137,268					$ 7				137,261
Equity rights program	4,601			4,601									4,601
Share based compensation (in shares)									1,998,739
Share based compensation	25,956			25,956					$ 2				25,954
Net income (loss)	$ (21,372)			(20,890)											(20,890)		(482)
Ending balance (in shares) at Dec. 31, 2023	746,859						746,859
Ending balance at Dec. 31, 2023	$ 163,781			164,642			$ 1		$ 57			$ 0	833,080		(668,496)	$ 0	(861)	$ (144)	$ (144)	$ (375)	$ 231
Ending balance (in shares) at Dec. 31, 2023	57,536,502								57,536,502
Ending balance (in shares) at Dec. 31, 2023	0											0
Increase (Decrease) in Stockholders' Equity [Roll Forward]
Issuance of common stock - warrant exercises (in shares)									20,416
Issuance of common stock - warrant exercises	$ 151			151									150
Issuance of common stock (in shares)									275,610
Issuance of common stock	5,531			5,531									5,531
Issuance of warrants	119			119									119
Employee & Director stock transactions (in shares)									111,785
Repurchases of common stock from employee stock incentive plans (in shares)												(34,457)
Repurchases of common stock from employee stock incentive plans	(690)			(690)								$ (690)
Cancellation of repurchased common stock from employee stock incentive plans (in shares)									(12,307)
Cancellation of repurchased common stock from employee stock incentive plans	(246)			(246)									(246)
Settlement of convertible loans in common stock (shares)									322,223
Settlement of convertible loans in common stock	5,799			5,799									5,799
Settlement of interest payable in common stock (in shares)									13,820
Settlement of interest payable in common stock	249			249									249
Issuance of common stock for induced conversion of convertible loans, conversion of preferred shares in to common shares, and conversion of puttable common stock into non-puttable common stock (in shares)									5,557
Issuance of common stock for induced conversion of convertible loans and conversion of puttable common stock into non-puttable common stock	100			100									100
Equity rights program	1,175			1,175									1,175
Share based compensation (in shares)									100,000
Share based compensation	9,452			9,452									9,452
Net income (loss)	(4,973)			(4,950)											(4,950)		(23)
Ending balance (in shares) at Mar. 31, 2024							746,859
Ending balance at Mar. 31, 2024	$ 180,304			181,188			$ 1		$ 57			$ (690)	855,034		(673,215)	0	(884)
Ending balance (in shares) at Mar. 31, 2024									58,373,606
Ending balance (in shares) at Mar. 31, 2024												(34,457)
Beginning balance (in shares) at Dec. 31, 2023	746,859						746,859
Beginning balance at Dec. 31, 2023	$ 163,781			164,642			$ 1		$ 57			$ 0	833,080		(668,496)	0	(861)	(144)	(144)	(375)	231
Beginning balance (in shares) at Dec. 31, 2023	57,536,502								57,536,502
Beginning balance (in shares) at Dec. 31, 2023	0											0
Increase (Decrease) in Stockholders' Equity [Roll Forward]
Net income (loss)	$ 99,095
Ending balance (in shares) at Sep. 30, 2024							781,859
Ending balance at Sep. 30, 2024	$ 351,431			352,429			$ 1		$ 63			$ (697)	922,095		(569,033)	0	(998)
Ending balance (in shares) at Sep. 30, 2024									63,033,941
Ending balance (in shares) at Sep. 30, 2024												(34,807)
Beginning balance (in shares) at Dec. 31, 2023	746,859						746,859
Beginning balance at Dec. 31, 2023	$ 163,781			164,642			$ 1		$ 57			$ 0	833,080		(668,496)	0	(861)	$ (144)	$ (144)	$ (375)	$ 231
Beginning balance (in shares) at Dec. 31, 2023	57,536,502								57,536,502
Beginning balance (in shares) at Dec. 31, 2023	0											0
Increase (Decrease) in Stockholders' Equity [Roll Forward]
Issuance of common stock - warrant exercises (in shares)									1,795,955
Issuance of common stock - warrant exercises	$ 1,560			1,560					$ 2				1,558
Issuance of common stock (in shares)									275,610
Issuance of common stock	5,531			5,531									5,531
Issuance of warrants	119			119									119
Employee & Director stock transactions (in shares)							35,000		437,271
Employee & Director stock transactions	2,944			2,944					$ 1				2,943
Repurchases of common stock from employee stock incentive plans (in shares)												(38,469)
Repurchases of common stock from employee stock incentive plans	(775)			(775)								$ (775)	0
Cancellation of repurchased common stock from employee stock incentive plans (in shares)									(558,685)
Cancellation of repurchased common stock from employee stock incentive plans	(11,648)			(11,648)					$ (1)				(11,647)
Settlement of convertible loans in common stock (shares)									3,119,444
Settlement of convertible loans in common stock	56,150			56,150					$ 3				56,147
Settlement of interest payable in common stock (in shares)									104,160
Settlement of interest payable in common stock	1,875			1,875									1,875
Issuance of common stock for induced conversion of convertible loans, conversion of preferred shares in to common shares, and conversion of puttable common stock into non-puttable common stock (in shares)									68,006
Issuance of common stock for induced conversion of convertible loans and conversion of puttable common stock into non-puttable common stock	1,365			1,365									1,365
Equity rights program	1,975			1,975									1,975
Warrant extension in connection with debt amendments	520			520									520
Share based compensation (in shares)									441,217
Share based compensation	42,378			42,378					$ 1				42,377
Net income (loss)	$ 101,986			102,123											102,123		(137)
Ending balance (in shares) at Dec. 31, 2024	781,859						781,859
Ending balance at Dec. 31, 2024	$ 367,617			367,617			$ 1		$ 63			$ (775)	930,638		(562,310)	0	0
Ending balance (in shares) at Dec. 31, 2024	63,219,480								63,219,480
Ending balance (in shares) at Dec. 31, 2024	(38,469)											(38,469)
Beginning balance (in shares) at Mar. 31, 2024							746,859
Beginning balance at Mar. 31, 2024	$ 180,304			181,188			$ 1		$ 57			$ (690)	855,034		(673,215)	0	(884)
Beginning balance (in shares) at Mar. 31, 2024									58,373,606
Beginning balance (in shares) at Mar. 31, 2024												(34,457)
Increase (Decrease) in Stockholders' Equity [Roll Forward]
Issuance of common stock - warrant exercises (in shares)									1,453,319
Issuance of common stock - warrant exercises	1,220			1,220					$ 1				1,220
Employee & Director stock transactions (in shares)							10,000		209,104
Employee & Director stock transactions	1,887			1,887					$ 1				1,886
Cancellation of repurchased common stock from employee stock incentive plans (in shares)									(824)
Cancellation of repurchased common stock from employee stock incentive plans	(16)			(16)									(16)
Settlement of convertible loans in common stock (shares)									2,561,111
Settlement of convertible loans in common stock	46,101			46,101					$ 3				46,098
Settlement of interest payable in common stock (in shares)									86,306
Settlement of interest payable in common stock	1,553			1,553									1,553
Issuance of common stock for induced conversion of convertible loans, conversion of preferred shares in to common shares, and conversion of puttable common stock into non-puttable common stock (in shares)									62,449
Issuance of common stock for induced conversion of convertible loans and conversion of puttable common stock into non-puttable common stock	1,265			1,265									1,265
Equity rights program	800			800									800
Warrant extension in connection with debt amendments	520			520									520
Share based compensation (in shares)									433,882
Share based compensation	10,489			10,489					$ 1				10,488
Net income (loss)	107,273			107,386											107,386		(113)
Ending balance (in shares) at Jun. 30, 2024							756,859
Ending balance at Jun. 30, 2024	351,396			352,393			$ 1		$ 63			$ (690)	918,848		(565,829)	0	(997)
Ending balance (in shares) at Jun. 30, 2024									63,178,953
Ending balance (in shares) at Jun. 30, 2024												(34,457)
Increase (Decrease) in Stockholders' Equity [Roll Forward]
Issuance of common stock - warrant exercises (in shares)									313,182
Issuance of common stock - warrant exercises	154			154					$ 1				153
Employee & Director stock transactions (in shares)							25,000		95,173
Employee & Director stock transactions	801			801									801
Repurchases of common stock from employee stock incentive plans (in shares)												(350)
Repurchases of common stock from employee stock incentive plans	(7)			(7)								$ (7)
Cancellation of repurchased common stock from employee stock incentive plans (in shares)									(534,347)
Cancellation of repurchased common stock from employee stock incentive plans	(11,147)			(11,147)					$ (1)				(11,146)
Settlement of convertible loans in common stock (shares)									69,443
Settlement of convertible loans in common stock	1,250			1,250									1,250
Settlement of interest payable in common stock (in shares)									4,034
Settlement of interest payable in common stock	73			73									73
Share based compensation, net of cancellations and forfeitures (in shares)									(92,497)
Share based compensation	12,116			12,116									12,116
Net income (loss)	(3,205)			(3,204)											(3,204)		(1)
Ending balance (in shares) at Sep. 30, 2024							781,859
Ending balance at Sep. 30, 2024	$ 351,431			352,429			$ 1		$ 63			$ (697)	922,095		(569,033)	0	(998)
Ending balance (in shares) at Sep. 30, 2024									63,033,941
Ending balance (in shares) at Sep. 30, 2024												(34,807)
Beginning balance (in shares) at Dec. 31, 2024	781,859						781,859
Beginning balance at Dec. 31, 2024	$ 367,617			367,617			$ 1		$ 63			$ (775)	930,638		(562,310)	0	0
Beginning balance (in shares) at Dec. 31, 2024	63,219,480								63,219,480
Beginning balance (in shares) at Dec. 31, 2024	(38,469)											(38,469)
Increase (Decrease) in Stockholders' Equity [Roll Forward]
Issuance of common stock - warrant exercises (in shares)									5,000
Issuance of common stock - warrant exercises	$ 70			70									70
Employee & Director stock transactions (in shares)							11,568		16,662
Repurchases of common stock from employee stock incentive plans (in shares)												(35,648)
Repurchases of common stock from employee stock incentive plans	(796)			(796)								$ (796)
Cancellation of repurchased common stock from employee stock incentive plans (in shares)									(51,373)
Cancellation of repurchased common stock from employee stock incentive plans	(1,148)			(1,148)									(1,148)
Issuance of common stock for induced conversion of convertible loans, conversion of preferred shares in to common shares, and conversion of puttable common stock into non-puttable common stock (in shares)									1,150,142
Issuance of common stock for induced conversion of convertible loans and conversion of puttable common stock into non-puttable common stock	25,694			25,694					$ 1				25,693
Share based compensation	9,739			9,739									9,739
Net income (loss)	(21,420)			(21,420)											(21,420)
Ending balance (in shares) at Mar. 31, 2025							793,427
Ending balance at Mar. 31, 2025	$ 379,756			379,756			$ 1		$ 64			$ (1,571)	964,992		(583,730)	0	0
Ending balance (in shares) at Mar. 31, 2025									64,339,911
Ending balance (in shares) at Mar. 31, 2025												(74,117)
Beginning balance (in shares) at Dec. 31, 2024	781,859						781,859
Beginning balance at Dec. 31, 2024	$ 367,617			367,617			$ 1		$ 63			$ (775)	930,638		(562,310)	0	0
Beginning balance (in shares) at Dec. 31, 2024	63,219,480								63,219,480
Beginning balance (in shares) at Dec. 31, 2024	(38,469)											(38,469)
Increase (Decrease) in Stockholders' Equity [Roll Forward]
Net income (loss)	$ (99,973)
Ending balance (in shares) at Sep. 30, 2025	0						0
Ending balance at Sep. 30, 2025	$ 831,909			831,909			$ 0		$ 82			$ (8,232)	1,502,973		(662,283)	(631)	0
Ending balance (in shares) at Sep. 30, 2025	81,767,756								81,767,756
Ending balance (in shares) at Sep. 30, 2025	(353,799)											(353,799)
Beginning balance (in shares) at Mar. 31, 2025							793,427
Beginning balance at Mar. 31, 2025	$ 379,756			379,756			$ 1		$ 64			$ (1,571)	964,992		(583,730)	0	0
Beginning balance (in shares) at Mar. 31, 2025									64,339,911
Beginning balance (in shares) at Mar. 31, 2025												(74,117)
Increase (Decrease) in Stockholders' Equity [Roll Forward]
Common stock reacquired in exchange for pre-funded warrant (in shares)									(6,218,504)
Common stock reacquired in exchange for pre-funded warrant	0			0					$ (6)				6
Issuance of common stock - warrant exercises (in shares)									1,540,280
Issuance of common stock - warrant exercises	3,237			3,237					$ 2				3,235
Employee & Director stock transactions (in shares)									281,505
Employee & Director stock transactions	1,002			1,002									1,002
Share based compensation (in shares)									395,891
Share based compensation	9,621			9,621									9,621
Net income (loss)	23,527			23,527											23,527
Other comprehensive income (loss)	1,123			1,123												1,123
Ending balance (in shares) at Jun. 30, 2025							793,427
Ending balance at Jun. 30, 2025	418,266			418,266			$ 1		$ 60			$ (1,571)	978,856		(560,203)	1,123	0
Ending balance (in shares) at Jun. 30, 2025									60,339,083
Ending balance (in shares) at Jun. 30, 2025												(74,117)
Increase (Decrease) in Stockholders' Equity [Roll Forward]
Common stock reacquired in exchange for pre-funded warrant (in shares)									(575,071)
Common stock reacquired in exchange for pre-funded warrant	0			0					$ (1)				1
Issuance of common stock - warrant exercises (in shares)									485,689
Issuance of common stock - warrant exercises	1			1					$ 1
Issuance of common stock (in shares)										17,250,000
Issuance of common stock		$ 359,344			$ 359,344					$ 17				$ 359,327
Employee & Director stock transactions (in shares)							153,532		366,430
Employee & Director stock transactions	3,885			3,885									3,885
Repurchases of common stock from employee stock incentive plans (in shares)												(279,682)
Repurchases of common stock from employee stock incentive plans	(6,661)			(6,661)								$ (6,661)
Cancellation of repurchased common stock from employee stock incentive plans (in shares)									(422,267)
Cancellation of repurchased common stock from employee stock incentive plans	(13,228)			(13,228)									(13,228)
Issuance of common stock for induced conversion of convertible loans, conversion of preferred shares in to common shares, and conversion of puttable common stock into non-puttable common stock (in shares)								(946,959)	575,071	2,801,862	946,959
Issuance of common stock for induced conversion of convertible loans and conversion of puttable common stock into non-puttable common stock	13,226	64,443	$ 0	13,226	64,443	$ 0		$ (1)	$ 1	$ 3	$ 1		13,225	64,440
Reclassification of puttable warrants issued with debt upon IPO		$ 65,360			$ 65,360									$ 65,360
Warrant modification	1,516			1,516									1,516
Share based compensation	29,591			29,591									29,591
Net income (loss)	(102,080)			(102,080)											(102,080)
Other comprehensive income (loss)	$ (1,754)			(1,754)												(1,754)
Ending balance (in shares) at Sep. 30, 2025	0						0
Ending balance at Sep. 30, 2025	$ 831,909			$ 831,909			$ 0		$ 82			$ (8,232)	$ 1,502,973		$ (662,283)	$ (631)	$ 0
Ending balance (in shares) at Sep. 30, 2025	81,767,756								81,767,756
Ending balance (in shares) at Sep. 30, 2025	(353,799)											(353,799)